Financial instruments - additional disclosures	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial instruments - additional disclosures	Financial instruments - additional disclosures
The below tables provide detail related to financial instruments as of December 31, 2024 and December 31, 2023.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2023
Cash and cash equivalents
Cash in current accounts		270
Cash held in time deposits and money market funds		824
Total cash and cash equivalents		1,094
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147
Total financial assets - measured at FVOCI		147
Financial assets - measured at amortized cost
Trade receivables	13	1,770
Income tax receivables		34
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306
Long-term note receivable and other financial assets	11	161
Long-term receivables from customers	11	126
Non-current minimum lease payments from finance lease agreements	11	38
Long-term loans, advances and security deposits	11	44
Total financial assets - measured at amortized cost		2,479
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(1)	11	163
Current portion of long-term financial investments(2)	14	7
Derivative financial instruments(2)	14	2
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		173
Total financial assets		3,893
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	53
Lease liabilities	15	71
Trade payables		811
Total current financial liabilities - measured at amortized cost or cost		935
Non-current financial liabilities
Financial debts	16	4,676
Lease liabilities	15	335
Total non-current financial liabilities - measured at amortized cost or cost		5,011
Total financial liabilities - measured at amortized cost or cost		5,946
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90
Derivative financial instruments	16	10
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,046
Net financial assets and financial liabilities		(2,153)
(1) Recorded in Other non-current assets.
(2) Recorded in Other current assets.
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Consolidated Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds, equity securities in public companies and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds and equity securities in public companies are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. Investments in money market funds are classified as Cash & cash equivalents within the Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. Fair value measurements classified as Level 3 are performed primarily using the income approach or market approach. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at FVOCI, fund investments, options to acquire private companies, and contingent consideration liabilities measured at FVPL.
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023.

	December 31, 2024				December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	81	—	201	282	—	—	147	147
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets	180	—	—	180	163	—	—	163
Non-current financial assets at fair value	261	—	202	463	163	—	148	311
Current financial assets
Money market funds	432	—	—	432	84	—	—	84
Current portion of long-term financial investments measured at FVPL	—	—	1	1	—	—	7	7
Derivative financial instruments	—	12	—	12	—	2	—	2
Current financial assets at fair value	432	12	1	445	84	2	7	93
Financial assets at fair value	693	12	203	908	247	2	155	404

Financial liabilities
Contingent consideration liabilities	—	—	(96)	(96)	—	—	(90)	(90)
Derivative financial instruments	—	(4)	—	(4)	—	(10)	—	(10)
Financial liabilities at fair value	—	(4)	(96)	(100)	—	(10)	(90)	(100)
There were no transfers of financial assets or liabilities between levels in the fair value hierarchy during the twelve months ended December 31, 2024 and December 31, 2023.
The carrying amount is a reasonable approximation of fair value for all other financial instruments as of December 31, 2024 and December 31, 2023, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes ("Notes") recorded in Non-current financial debt. As of December 31, 2024, the Notes had a fair value of $4,240 million and carrying value of $4,538 million. As of December 31, 2023, the Notes had a fair value of $4,347 million and carrying value of $4,566 million. The fair value of the Notes was determined using Level 2 inputs. The Notes were valued using the quoted market price for such Notes, which have low trading volumes.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2024	2023	2024	2023
Balance as of January 1	147	88	8	20
Additions	116	67	—	13
Net gains/(losses) recognized in Consolidated Statement of Comprehensive Income	90	(2)	—	—
Net gains/(losses) recognized in Consolidated Income Statement	—	—	2	(5)
Amortization	—	—	(3)	(5)
Transfer to Other non-current assets	(132)	—	—	—
Settlements	(20)	(6)	(5)	(15)
Balance as of December 31	201	147	2	8
During the current year period, net gains recognized for Level 3 Long-term financial investments measured at FVOCI primarily relate to a fair value adjustment in the third quarter for an equity interest in a private company. The fair value of the equity interest was determined using the market approach with Level 3 inputs that are not readily observable, primarily prices for similar securities of the same company. During the fourth quarter of 2024, Alcon acquired additional equity interest in that company and classified the investment as an associated company, which is accounted for using the equity method as Alcon is considered to have significant influence. The investment was transferred to Investments in associated companies within "Other non-current assets".
If the pricing parameters for the Level 3 inputs were to change for Long-term financial investments measured at FVOCI and Financial investments measurement at FVPL by 10% positively or negatively, this would change the amount recorded in the 2024 Consolidated Statement of Comprehensive Income by $20 million.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2024	2023
Balance as of January 1	(90)	(98)
Additions	(6)	—
Accretion for passage of time	(7)	(9)
Adjustments for changes in assumptions	7	17
Balance as of December 31	(96)	(90)
Additions to contingent consideration liabilities in the current year period relate to the BELKIN acquisition. Refer to Note 21.1 for additional information.
Changes in contingent consideration liabilities in the current year include fair value adjustments for changes in assumptions of $7 million, primarily due to revised expectations for timing of settlement for development and commercial milestones. As of December 31, 2024, the probability of success for various development and commercial milestones ranges from 0% to 55% and the maximum remaining potential payments related to contingent consideration from business combinations is $780 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Changes in contingent consideration liabilities in the prior year included fair value adjustments for changes in assumptions of $17 million, primarily due to revised expectations for timing of settlement and probability of success for development and commercial milestones. As of December 31, 2023, the probability of success for various development and commercial milestones ranged from 3% to 55% and the maximum remaining potential payments related to contingent consideration from business combinations was $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from 2029 through 2036 for contingent consideration obligations as of December 31, 2024.
For the determination of the fair value of a contingent consideration various unobservable inputs are used. A change in these inputs might result in a significantly higher or lower fair value measurement. The inputs used are, among others, the probability of success, sales forecast and assumptions regarding the discount rate, timing and different scenarios of triggering events. The significance and usage of these inputs to each contingent consideration may vary due to differences in the timing and triggering events for payments or in the nature of the asset related to the contingent consideration.
As the most significant Level 3 input, if the probability of success were to change by 10% positively or negatively, this would change the amount recorded for contingent consideration payables in the 2024 Consolidated Income Statement by $18 million.
Time deposits
During 2024, Alcon purchased time deposits of $150 million with a six-month term maturing on February 17, 2025. The time deposits are measured at amortized cost and had a carrying value of $153 million as of December 31, 2024.
Long-term note receivable and other financial assets measured at amortized cost
On May 22, 2023, Alcon entered into financing arrangements with a long-term supplier, Lifecore Biomedical, Inc. and certain of its affiliates (collectively, “Lifecore”). Alcon provided Lifecore total commitments of $150 million, primarily related to a $142 million senior term loan facility ("Long-term note receivable") maturing on May 22, 2029. The arrangements also include a sale and leaseback agreement for certain machinery and equipment. Transaction costs directly attributable to the acquisition of the financial assets amounting to $4 million were capitalized to financial assets at amortized cost.
The Long-term note receivable bears an annual fixed interest rate of 10%, which is payable in kind (“PIK”) for the first three years, and payable 3% in cash interest and 7% PIK interest thereafter until maturity, unless otherwise elected by Lifecore to pay a greater proportion in cash. The Long-term note receivable is secured by a Pledge and Security agreement (“security agreement”) whereby Alcon is granted first priority security interest in certain collateral, including but not limited to equipment, fixtures, real property and intellectual property. The security agreement is in effect until the payment in full of the term loan facility.
Due to Lifecore's significant financial difficulties at the time the loan was originated, Alcon concluded the financial assets were originated credit-impaired. The lifetime ECL was analyzed at inception and utilized in calculating the credit-adjusted effective interest rate with no impact on the carrying value of the financial assets or effective interest rate of 10%. In addition, as of December 31, 2024 and December 31, 2023, Alcon assessed there was no lifetime ECL due to the assessment of the collateral under the security agreement.
Derivatives
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of December 31, 2024 and December 31, 2023.

($ millions)	December 31, 2024	December 31, 2023
Unrealized gains in Other current assets	12	2
Unrealized losses in Current financial debts	(4)	(10)
Net value of unsettled positions for derivatives contracts	8	(8)
There are master agreements with several banking counterparties for derivatives financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of December 31, 2024 or December 31, 2023.
Capital management
Alcon manages its capital with the objectives of maintaining the ability to continue as a going concern, allow for investment, mitigate against potential future risks and provide returns to shareholders. The capital structure of Alcon consists of Cash and cash equivalents, Time deposits, Total equity and Total financial debts and is reported to management as part of regular internal review processes. Alcon is not subject to regulatory or other external capital adequacy requirements. As of December 31 2024, Alcon's long-term credit rating with S&P Global Ratings was BBB+ (stable outlook) (2023: BBB+) and with Moody's Investors Service was Baa1 (stable outlook) (2023: Baa2).
Nature and extent of risks arising from financial instruments
Market risk
Alcon is exposed to market risk, primarily related to foreign currency exchange rates, interest rates and the market value of investments, including investments of liquid funds and equity investments. Alcon actively monitors and seeks to reduce, where it deems it appropriate to do so, fluctuations in these exposures. It is Alcon policy and practice to enter into a variety of derivative financial instruments to manage the volatility of these exposures and to enhance the yield on the investment of liquid funds. Alcon does not enter into any financial transactions containing a risk that cannot be quantified at the time the transaction is concluded. In addition, Alcon does not sell short assets it does not have, or does not know it will have, in the future. Alcon only sells existing assets or enters into transactions and future transactions (in the case of anticipatory hedges) that it confidently expects it will have in the future, based on past experience.
In the case of liquid funds, Alcon may write call options on assets it has, or write put options on positions it wants to acquire and has the liquidity to acquire. Alcon expects that any loss in value for these instruments generally would be offset by increases in the value of the underlying transactions. Further, Alcon limits its equity investments to strategic transactions as part of business development activities.
Foreign currency exchange rate and interest rate risks are described in additional detail below.
Foreign currency exchange rate risk
Alcon uses the US Dollar as its reporting currency and is therefore exposed to foreign currency exchange movements, primarily in Euros, Japanese Yen, Chinese Renminbi, Canadian Dollars, Singaporean Dollars, Swiss Francs, Russian Rubles and emerging market currencies. Fluctuations in the exchange rate between the US Dollar and other currencies can have a significant effect on both Alcon’s results of operations, including reported sales and earnings, as well as on the reported value of Alcon's assets, liabilities and cash flows. This, in turn, may significantly affect the comparability of period-to-period results of operations.
Alcon manages its global currency exposure by engaging in hedging transactions where management deems appropriate (forward contracts, options and swaps). Specifically, Alcon enters into various contracts that reflect the changes in the value of foreign currency exchange rates to preserve the value of assets. Refer to Note 2 for information regarding the hyperinflationary economies in which Alcon operates.
Interest rate risk
Alcon's exposure to cash flow interest rate risks arises from the portion of financial debts at variable rates as well as short-term financial investments. Alcon may enter into interest rate swap agreements, in which it exchanges periodic payments based on a notional amount and agreed-upon fixed and variable rate interests. If the interest rates for financial debts at variable rates and short-term financial investments had been higher / lower by 1% in 2024, the income before taxes would have been higher / lower by $11 million from the impacts of interest expense and interest income based on the change in the interest rate. As of December 31, 2024, 98% of Alcon's financial debt is at fixed interest rates, materially reducing exposure to cash flow interest rate risk in the near term. However, Alcon's exposure to cash flow interest rate risk may increase following the maturity of the Series 2026 Notes which have a fixed 2.750% interest rate.
Commodity price risk
Alcon's exposure to commodity price risk arises from inflation and supply chain challenges related to anticipated purchases of certain commodities used as raw materials by Alcon's businesses. A change in those prices may alter the gross margin of a specific business, but generally not by more than 10% of the gross margin and thus below Alcon's risk management tolerance levels. Alcon primarily manages inflationary pressures through pricing actions and productivity initiatives. Based on historical and anticipated price fluctuations, Alcon does not enter into significant forward and option contracts to manage fluctuations in prices of anticipated purchases.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate. Refer to Note 13 for more information.
No customer accounted for 10% or more of Alcon's net sales in 2024, 2023 or 2022.
Credit risk also arises from originated credit-impaired financial assets (Long-term note receivable and other financial assets at amortized cost). The maximum exposure to credit risk is reflected in the carrying value of the assets, which amounted to $176 million as of December 31, 2024, including a non-current portion of $175 million in Financial assets and a current portion of $1 million in Other current assets. As of December 31, 2024, in accordance with the terms of the security agreement, the credit risk exposure is fully mitigated by the collateral, with an estimated amount of approximately $320 million. The estimated amount of collateral decreased approximately 15% from December 31, 2023 based on updated forecasts reflecting recent market data and discounted cash flow analysis. There have been no significant changes in the quality of the collateral or the terms of the signed security agreement. In addition, Alcon performs an ongoing credit evaluation of Lifecore’s financial condition, monitors payment performance and assesses current economic conditions, as well as reasonable and supportable forecasts of future economic conditions, that may affect collectability of the outstanding financial assets.
Liquidity risk
Liquidity risk is defined as the risk that Alcon may not be able to settle or meet its obligations on time or at a reasonable price. Alcon Treasury is responsible for liquidity, funding and settlement management. In addition, liquidity and funding risks, and related processes and policies, are overseen by management. Alcon manages its liquidity risk on a consolidated basis according to business needs, tax, capital or regulatory considerations, if applicable, through numerous sources of financing in order to maintain flexibility. Alcon's cash and cash equivalents are maintained at a number of financial institutions. To mitigate the risk of uninsured balances, management selects financial institutions based on their credit ratings and financial strength, and performs ongoing evaluations of these institutions to limit our concentration risk exposure. Management monitors Alcon's net debt or liquidity position through rolling forecasts on the basis of expected cash flows. Refer to Note 16 for further information on maturity of the contractual undiscounted cash flows for Alcon's borrowings and interest on borrowings.